State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

October 6, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

Re:	AARP Funds (the “Trust”), File No. 333-129081

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as certification that the Trust’s Statement of Additional Information dated September 29, 2006 does not differ from that contained in Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A which was filed electronically via EDGAR on September 27, 2006 along with a request for acceleration of the effective date of such filing to September 27, 2006. The acceleration request was granted and the Trust began offering its shares to the public on October 4, 2006.

If you have any questions, please contact me at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Vice President and Counsel

cc:	M. Duffy (AARP Financial Incorporated)

R. Sherley (Dechert LLP)